Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of operating leases
(Amounts in US$'s)	September 30, 2020	December 31, 2019
Operating lease ROU assets	$2,891,113	$2,199,682
Operating lease liability	$3,020,364	$2,212,548

(Amounts in US$'s)	January 10, 2019
ROU assets	$116,876
Lease liability	$116,876

(Amounts in US$'s)	December 31, 2019
ROU assets	$2,199,682
Lease liability	$2,212,548

Schedule of other information related to our operating leases
(Amounts in US$'s)	For the nine months ended September 30, 2020
Operating lease ROU Asset – December 31, 2019	$2,199,682
Increase	1,287,432
Decrease	(151,565)
Amortization	(444,436)
Operating lease ROU Asset – September 30, 2020	$2,891,113

Operating lease liability – December 31, 2019	$2,212,548
Increase	1,233,284
Decrease	(151,565)
Amortization	(273,903)
Operating lease liability – September 30, 2020	$3,020,364

Operating lease liability – short term	$659,789
Operating lease liability – long term	2,360,575
Operating lease liability – total	$3,020,364

(Amounts in US$'s)	December 31, 2019
ROU Asset – January 10, 2019	$116,876
Increase	2,300,580
Amortization	(217,774)
ROU Asset – December 31, 2019	$2,199,682

Lease liability – January 10, 2019	$116,876
Increase	2,300,580
Amortization	(204,908)
Lease liability – December 31, 2019	$2,212,548

Lease liability – short term	$467,979
Lease liability – long term	1,744,569
Lease liability – total	$2,212,548

Schedule of weighted-average remaining lease term and weighted average discount rates of operating leases
(Amounts in US$'s)	September 30, 2020	December 31, 2019
Weighted average remaining lease term	4.44 years	4.56 years
Weighted average discount rate	5.99%	6.50%

Schedule of total remaining years to lease liabilities operating leases
(Amounts in US$'s)	Operating Leases

Remainder of 2020	$188,633
2021	805,765
2022	699,255
2023	713,647
2024	641,648
Thereafter	377,459
Total minimum lease payments	3,426,407
Less: effect of discounting	(406,043)
Present value of future minimum lease payments	3,020,364
Less: current obligations under leases	(659,789)
Long-term lease obligations	$2,360,575

(Amounts in US$’s)	Operating Leases
Amounts due within twelve months of December 31,
2020	$557,200
2021	521,067
2022	431,146
2023	434,736
2024	389,917
Thereafter	177,735
Total minimum lease payments	2,511,801
Less: effect of discounting	(299,253)
Present value of future minimum lease payments	2,212,548
Less: current obligations under leases	(467,979)
Long-term lease obligations	$1,744,569

Schedule of finance leases information

(Amounts in US$'s)	For the nine months ended September 30, 2020
Finance lease ROU Asset – December 31, 2019	$—
Increase	81,976
Amortization	(8,400)
Finance lease ROU Asset – September 30, 2020	$73,576

Finance lease liability – December 31, 2019	$—
Increase	81,976
Interest accretion	1,063
Payment	(13,697)
Finance lease liability – September 30, 2020	$69,342

Finance lease liability – short term	$55,046
Finance lease liability – long term	14,296
Finance lease liability – total	$69,342

Schedule of weighted-average remaining lease term and weighted average discount rates of finance leases
(Amounts in US$'s)	September 30, 2020	December 31, 2019
Weighted average remaining lease term	1.32 years	—
Weighted average discount rate	4.18%	—%